Note 17 - Regulatory Matters - Compliance with Regulatory Capital Requirements under Banking Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 20,302	$ 18,953
Total capital (to risk-weighted assets), actual, ratio	13.20%	15.76%
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 12,307	$ 9,622
Total capital (to risk-weighted assets), for capital adequacy, ratio	8.00%	8.00%
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 15,383	$ 12,027
Total capital (to risk-weighted assets), to be well capitalized, ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), actual, amount	$ 18,670	$ 17,612
Tier 1 capital (to risk-weighted assets), actual, ratio	12.14%	14.64%
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 9,230	$ 7,216
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	6.00%	6.00%	4.00%
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 12,307	$ 9,622
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	8.00%	8.00%
Common equity tier 1 capital (to risk-weighted assets), actual, amount	$ 18,670	$ 17,612
Common equity tier 1 capital (to risk-weighted assets), actual, ratio	12.14%	14.64%
Common equity tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 6,922	$ 5,412
Common equity tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%
Common equity tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 9,999	$ 7,818
Common equity tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 18,670	$ 17,612
Tier 1 capital (to average assets), actual, ratio	8.94%	9.84%
Tier 1 capital (to average assets), for capital adequacy, amount	$ 8,356	$ 7,162
Tier 1 capital (to average assets), for capital adequacy, ratio	4.00%	4.00%
Tier 1 capital (to average assets), to be well capitalized, amount	$ 10,445	$ 8,952
Tier 1 capital (to average assets), to be well capitalized, ratio	5.00%	5.00%